Property and Equipment - Right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right of use assets
Beginning balance	$ 11,066	$ 6,254
Additions	2,076	11,274	$ 1,030
Depreciation	(5,028)	(4,887)	(5,204)
Impairment		(59)
Impairment	62
Lease modifications	1,250	(539)
Effect of hyperinflationary economies	59	60
Effect of translation	1,190	(1,037)
Ending balance	10,675	11,066	6,254
Lease Liabilities
Balance at beginning of period	11,198	6,075
Additions	2,062	10,158	1,057
Interest expense	2,781	1,532	1,074
Lease modifications	1,210	(628)
Payments (Note 19)	(6,324)	(5,123)	(6,279)
Effect of translation	795	(816)
Balance at end of period	$ 11,722	$ 11,198	$ 6,075